ORGANIZATION AND NATURE OF OPERATIONS (Details) - Schedule of Executive Officers and Directors	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Abraham Mittelman [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) - Schedule of Executive Officers and Directors [Line Items]
Title	Chief Executive Officer, Chief Financial Officer, Chairman	Chief Executive Officer, Chief Financial Officer, Chairman
Morton Coleman [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) - Schedule of Executive Officers and Directors [Line Items]
Title	Vice President	Vice President
Robert Pollock [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) - Schedule of Executive Officers and Directors [Line Items]
Title	President, Chief Operating Officer	President, Chief Operating Officer
Raj Kumar Tiwari [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) - Schedule of Executive Officers and Directors [Line Items]
Title	Chief Scientific Officer, Director	Chief Scientific Officer, Director
Debabrata Banerjee [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) - Schedule of Executive Officers and Directors [Line Items]
Title	Clinical Development Officer	Clinical Development Officer
Jan Geliebter [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) - Schedule of Executive Officers and Directors [Line Items]
Title	Secretary	Secretary